PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED APRIL 12, 2021 TO PROSPECTUS AND SAI, EACH DATED JULY 31, 2020, AS SUPPLEMENTED

The Money Market Fund was reorganized with and into the U.S. Government Money Market Fund. All references to the Money Market Fund in the Prospectus and SAI are hereby deleted.

Please retain this Supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO-SAI MM (04/21)